Derivative Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Pretax Effect Of Derivative Instruments On Earnings And Other Comprehensive Income
The following table presents the pretax effect of derivative contracts not designated as hedging instruments on earnings for fiscal years ending (in millions):

	Foreign Currency		Coffee		Dairy		Diesel Fuel
	Sep 30, 2012	Oct 2, 2011	Sep 30, 2012	Oct 2, 2011	Sep 30, 2012	Oct 2, 2011	Sep 30, 2012	Oct 2, 2011
Gain/(Loss) recognized in earnings	$(2.2)	$0.7	$—	$(0.9)	$7.8	$5.7	$3.1	$1.1
The following table presents the pretax effect of derivative contracts designated as hedging instruments on earnings and other comprehensive income ("OCI") for fiscal years ending (in millions):

	Foreign Currency		Coffee
	Sep 30, 2012	Oct 2, 2011	Sep 30, 2012	Oct 2, 2011

Cash Flow Hedges:
Gain/(Loss) recognized in earnings	$(11.5)	$(15.9)	$(3.4)	$—
Gain/(Loss) recognized in OCI	$(2.5)	$(12.1)	$(39.8)	$—
Net Investment Hedges:
Gain/(Loss) recognized in earnings	$—	$—
Gain/(Loss) recognized in OCI	$1.1	$(12.0)

Notional Amounts of Outstanding Derivative Contracts	Notional amounts of outstanding derivative contracts (in millions):

	Sep 30, 2012	Oct 2, 2011
Foreign currency	$383	$499
Coffee	125	66
Dairy	72	10
Diesel fuel	$24	$—